Foreign Exchange Gains and Losses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Foreign Exchange Gains And Losses [Abstract]
Summary of Information About Foreign Exchange Gains And Losses

	Years ended December 31,
	2022	2023	2024
Foreign exchange gains (losses), net	$(829)	$1,191	$145